COMMITMENTS AND CONTINGENCIES - Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Electronic components inventory
Other commitments
Remaining minimum amount committed	$ 93,865	$ 128,146
Electronic components inventory | Automotive Business
Other commitments
Remaining minimum amount committed		51,587
Wireless data and services
Other commitments
Purchase obligation	2,836	7,110
Cloud Computing Services
Other commitments
Purchase obligation	$ 2,478	$ 2,458